Segment reporting (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of presents the segment information
	For the Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$10,836,229	$121,164,347	$96,436,120	$228,436,696
Merchandise costs	$9,596,336	$98,328,079	$81,457,709	$189,382,124
Interest expenses, net	$(127,675)	$(1,427,579)	$(1,136,227)	$(2,691,481)
Provision for income tax	$103,396	$1,156,110	$920,162	$2,179,668
Net income	$155,240	$1,735,792	$1,381,537	$3,272,569
Depreciation and amortization	$49,123	$549,273	$437,173	$1,035,569
Capital expenditures	$705,690	$1,174,609	$934,885	$2,815,184
Total assets	$6,219,359	$67,291,828	$49,833,993	$123,345,180
Total liabilities	$4,588,581	$42,053,619	$32,090,251	$78,732,451

	For the Year Ended March 31, 2021
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$29,502,329	$111,435,341	$80,577,072	$221,514,742
Merchandise costs	$24,608,915	$88,899,645	$68,051,379	$181,559,939
Interest expenses, net	$(260,174)	$(982,724)	$(710,592)	$(1,953,490)
Provision for income tax	$440,447	$1,663,646	$1,202,955	$3,307,048
Net income	$735,525	$2,778,203	$2,008,873	$5,522,601
Depreciation and amortization	$58,853	$222,299	$160,741	$441,893
Capital expenditures	$781,023	$1,252,666	$905,782	$2,939,471
Total assets	$10,593,798	$55,595,433	$46,752,624	$112,941,855
Total liabilities	$12,189,004	$45,654,076	$32,864,338	$90,707,418

	For the Year Ended March 31, 2020
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$45,824,603	$50,464,251	$43,285,104	$139,573,958
Merchandise costs	$36,860,755	$38,336,001	$36,891,293	$112,088,049
Interest expenses, net	$(619,870)	$(682,630)	$(585,518)	$(1,888,018)
Provision for income tax	$871,941	$960,224	$823,621	$2,655,786
Net income	$1,605,749	$1,768,327	$1,516,761	$4,890,837
Depreciation and amortization	$132,364	$145,766	$125,029	$403,159
Capital expenditures	$1,633,006	$959,068	$822,629	$3,414,703
Total assets	$14,531,739	$42,528,146	$35,892,174	$92,952,059
Total liabilities	$25,368,417	$27,425,786	$24,194,192	$76,988,395